Shareholders’ Equity - Schedule of Warrants Outstanding (Details) - $ / shares		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
February 24, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable		4,776,000
Weighted Average Exercise Price		$ 35
Average Remaining Contractual Life		5 years
February 11, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable		3,300,000
Weighted Average Exercise Price		$ 25
Average Remaining Contractual Life		5 years
February 18, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable		860,000
Weighted Average Exercise Price		$ 50
Average Remaining Contractual Life		5 years
March 29, 2021 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable		5,000,000
Weighted Average Exercise Price		$ 25
Average Remaining Contractual Life		5 years
June 19, 2024 Private Placement [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable		484,281,240
Weighted Average Exercise Price		$ 0.132
Average Remaining Contractual Life		5 years
March 15, 2024 F1-FO [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants Exercisable	1,569,999,600
Weighted Average Exercise Price	$ 0.01
Average Remaining Contractual Life	5 years